UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                              ----------
  This  Amendment  (Check only one.): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:              The Cincinnati Insurance Company
Address:           6200 South Gilmore Road
                   Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         February 7, 2013


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers            1
                                             ----------
Form 13F Information Table Entry Total       77
                                             ----------
Form 13F Information Table Value Total       2,180,830
                                             ----------
                                             (thousands)

List of Other Included Managers

No.     File No.        Name
01 028-10798 Cincinnati Financial Corporation

                                COLUMN 2         COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
Name of Issuer               Title of Class      Cusip    FMV (000) Shrs/Prn Amt SH/  Put/  Investment   Oth Mgrs  Sole Shared  None
                                                                                   PRN  Call   Dis
3M CO                        COMMON              88579Y101    48,440      521,700  SH    -    SHARED-OTHER    01    -     521,700  -
ABBOTT LABORATORIES          COMMON              002824100    75,797    1,157,200  SH    -    SHARED-OTHER    01    -   1,157,200  -
AGL RESOURCES INC            COMMON              001204106    30,589      765,300  SH    -    SHARED-OTHER    01    -     765,300  -
AMERIGAS PARTNERS-LP         COMMON              030975106       306        7,900  SH    -    SHARED-OTHER    01    -       7,900  -
ASPEN INSURANCE              CONVERTIBLE PFD     G05384113     9,696      160,000  SH    -    SHARED-OTHER    01    -           -  -
AT&T INC                     COMMON              00206R102    33,137      983,000  SH    -    SHARED-OTHER    01    -     983,000  -
AUTOMATIC DATA PROCESSING    COMMON              053015103    53,110      932,900  SH    -    SHARED-OTHER    01    -     932,900  -
BAXTER INTERNATIONAL INC     COMMON              071813109    59,327      890,000  SH    -    SHARED-OTHER    01    -     890,000  -
BLACKROCK INC                COMMON              09247X101    77,475      374,800  SH    -    SHARED-OTHER    01    -     374,800  -
BOARDWALK PIPELINE PARTNERS  COMMON              096627104       942       37,838  SH    -    SHARED-OTHER    01    -      37,838  -
BUCKEYE PARTNERS LP          COMMON              118230101     1,780       39,201  SH    -    SHARED-OTHER    01    -      39,201  -
CHEVRON CORP                 COMMON              166764100    82,122      759,400  SH    -    SHARED-OTHER    01    -     759,400  -
CHUBB CORP                   COMMON              171232101    37,408      496,650  SH    -    SHARED-OTHER    01    -     496,650  -
CISCO SYSTEMS INC            COMMON              17275R102    24,296    1,236,500  SH    -    SHARED-OTHER    01    -   1,236,500  -
CONOCOPHILLIPS               COMMON              20825C104    20,297      350,000  SH    -    SHARED-OTHER    01    -     350,000  -
COPANO ENERGY LLC-UNITS      COMMON              217202100     1,044       32,993  SH    -    SHARED-OTHER    01    -      32,993  -
DCP MIDSTREAM PARTNERS LP    COMMON              23311P100       735       17,600  SH    -    SHARED-OTHER    01    -      17,600  -
DOVER CORP                   COMMON              260003108    23,214      353,280  SH    -    SHARED-OTHER    01    -     353,280  -
DUKE ENERGY CORP             COMMON              26441C204    35,001      548,600  SH    -    SHARED-OTHER    01    -     548,600  -
EL PASO PIPELINE PARTNERS LP COMMON              283702108     1,996       53,980  SH    -    SHARED-OTHER    01    -      53,980  -
EMERSON ELECTRIC CO          COMMON              291011104    45,853      865,800  SH    -    SHARED-OTHER    01    -     865,800  -
ENBRIDGE ENERGY PARTNERS LP  COMMON              29250R106     2,463       88,279  SH    -    SHARED-OTHER    01    -      88,279  -
ENERGY TRANSFER EQUITY LP    COMMON              29273V100     3,128       68,774  SH    -    SHARED-OTHER    01    -      68,774  -
ENERGY TRANSFER PARTNERS LP  COMMON              29273R109     3,493       81,355  SH    -    SHARED-OTHER    01    -      81,355  -
ENTERPRISE PRODUCTS PARTNERS COMMON              293792107    12,939      258,365  SH    -    SHARED-OTHER    01    -     258,365  -
EXXON MOBIL CORP             COMMON              30231G102   121,473    1,403,500  SH    -    SHARED-OTHER    01    -   1,403,500  -
GENERAL MILLS INC            COMMON              370334104    34,339      849,550  SH    -    SHARED-OTHER    01    -     849,550  -
GENUINE PARTS CO             COMMON              372460105    26,599      418,360  SH    -    SHARED-OTHER    01    -     418,360  -
HASBRO INC                   COMMON              418056107    45,220    1,259,607  SH    -    SHARED-OTHER    01    -   1,259,607  -
HONEYWELL INTERNATIONAL INC  COMMON              438516106    15,550      245,000  SH    -    SHARED-OTHER    01    -     245,000  -
HUNTINGTON BANCSHARES INC    CONVERTIBLE PFD     446150401    12,046        9,754  SH    -    SHARED-OTHER    01    -           -  -
INERGY LP                    COMMON              456615103       916       50,355  SH    -    SHARED-OTHER    01    -      50,355  -
INTEL CORP                   COMMON              458140100    43,700    2,119,300  SH    -    SHARED-OTHER    01    -   2,119,300  -
INTL BUSINESS MACHINES CORP  COMMON              459200101    48,845      255,000  SH    -    SHARED-OTHER    01    -     255,000  -
JOHNSON & JOHNSON            COMMON              478160104    73,605    1,050,000  SH    -    SHARED-OTHER    01    -   1,050,000  -
JP MORGAN CHASE              COMMON              46625H100    88,466    2,012,000  SH    -    SHARED-OTHER    01    -   2,012,000  -
KEYCORP INC.                 CONVERTIBLE PFD     493267405     4,384       35,000  SH    -    SHARED-OTHER    01    -           -  -
KINDER MORGAN ENERGY PRTNRS  COMMON              494550106     7,950       99,641  SH    -    SHARED-OTHER    01    -      99,641  -
LEGGETT & PLATT INC          COMMON              524660107    56,041    2,058,800  SH    -    SHARED-OTHER    01    -   2,058,800  -
LIFE POINT HOSPITALS SR SUB
 NTS                         CONVERTIBLE DEB     53219LAG4     5,006    5,000,000  PRN   -    SHARED-OTHER    01    -           -  -
LINEAR TECHNOLOGY CORP       COMMON              535678106    34,465    1,004,800  SH    -    SHARED-OTHER    01    -   1,004,800  -
LINN ENERGY LLC-UNITS        COMMON              536020100     3,251       92,265  SH    -    SHARED-OTHER    01    -      92,265  -
MAGELLAN MIDSTREAM PARTNERS  COMMON              559080106     4,587      106,204  SH    -    SHARED-OTHER    01    -     106,204  -
MARKWEST ENERGY PARTNERS LP  COMMON              570759100     2,271       44,515  SH    -    SHARED-OTHER    01    -      44,515  -
MCDONALD'S CORP              COMMON              580135101    33,432      379,000  SH    -    SHARED-OTHER    01    -     379,000  -
MEDTRONIC INC                CONVERTIBLE DEB     585055AK2     7,122    7,100,000  PRN   -    SHARED-OTHER    01    -           -  -
MERIDIAN BIOSCIENCE INC      COMMON              589584101    16,605      820,000  SH    -    SHARED-OTHER    01    -     820,000  -
MICROCHIP TECHNOLOGY INC     COMMON              595017104    36,762    1,128,000  SH    -    SHARED-OTHER    01    -   1,128,000  -
MICROSOFT CORP               COMMON              594918104    32,762    1,226,600  SH    -    SHARED-OTHER    01    -   1,226,600  -
NEW YORK COMMUNITY BANCORP   CONVERTIBLE PFD     64944P307     4,679       95,000  SH    -    SHARED-OTHER    01    -           -  -
NORFOLK SOUTHERN CORP        COMMON              655844108     8,045      130,100  SH    -    SHARED-OTHER    01    -     130,100  -
NUCOR CORP                   COMMON              670346105    47,269    1,095,212  SH    -    SHARED-OTHER    01    -   1,095,212  -
NUSTAR ENERGY LP             COMMON              67058H102     1,148       27,030  SH    -    SHARED-OTHER    01    -      27,030  -
OMNICARE INC                 CONVERTIBLE DEB     681904AL2     2,126    2,131,000  PRN   -    SHARED-OTHER    01    -           -  -
ONEOK PARTNERS LP            COMMON              68268N103     3,160       58,531  SH    -    SHARED-OTHER    01    -      58,531  -
PARTNERRE LTD                COMMON              G6852T105     2,800       34,784  SH    -    SHARED-OTHER    01    -      34,784  -
PEPSICO INC                  COMMON              713448108    84,887    1,240,500  SH    -    SHARED-OTHER    01    -   1,240,500  -
PFIZER INC                   COMMON              717081103    81,150    3,235,725  SH    -    SHARED-OTHER    01    -   3,235,725  -
PITNEY BOWES INC             COMMON              724479100     8,757      823,000  SH    -    SHARED-OTHER    01    -     823,000  -
PLAINS ALL AMER PIPELINE LP  COMMON              726503105     6,325      139,818  SH    -    SHARED-OTHER    01    -     139,818  -
PRAXAIR INC                  COMMON              74005P104    42,693      390,072  SH    -    SHARED-OTHER    01    -     390,072  -
PROCTER & GAMBLE CO/THE      COMMON              742718109    96,540    1,422,004  SH    -    SHARED-OTHER    01    -   1,422,004  -
QUALCOMM INC                 COMMON              747525103    21,496      347,500  SH    -    SHARED-OTHER    01    -     347,500  -
REGENCY ENERGY PARTNERS LP   COMMON              75885Y107     1,313       60,585  SH    -    SHARED-OTHER    01    -      60,585  -
RPM INTERNATIONAL INC        COMMON              749685103    46,193    1,573,318  SH    -    SHARED-OTHER    01    -   1,573,318  -
SPECTRA ENERGY CORP          COMMON              847560109    44,470    1,624,194  SH    -    SHARED-OTHER    01    -   1,624,194  -
SUBURBAN PROPANE PARTNERS LP COMMON              864482104       753       19,366  SH    -    SHARED-OTHER    01    -      19,366  -
SUNOCO LOGISTICS PARTNERS LP COMMON              86764L108     1,602       32,216  SH    -    SHARED-OTHER    01    -      32,216  -
TARGA RESOURCES PARTNERS LP  COMMON              87611X105     1,308       34,979  SH    -    SHARED-OTHER    01    -      34,979  -
TC PIPELINES LP              COMMON              87233Q108       287        7,100  SH    -    SHARED-OTHER    01    -       7,100  -
UNITED TECHNOLOGIES CORP     COMMON              913017109    62,066      756,806  SH    -    SHARED-OTHER    01    -     756,806  -
US BANCORP                   COMMON              902973304    63,289    1,981,500  SH    -    SHARED-OTHER    01    -   1,981,500  -
VERIZON COMMUNICATIONS INC   COMMON              92343V104    37,212      860,000  SH    -    SHARED-OTHER    01    -     860,000  -
WAL-MART STORES INC          COMMON              931142103    32,150      471,200  SH    -    SHARED-OTHER    01    -     471,200  -
WESTERN GAS PARTNERS LP      COMMON              958254104     1,087       22,812  SH    -    SHARED-OTHER    01    -      22,812  -
WILLIAMS PARTNERS LP         COMMON              96950F104     1,994       40,973  SH    -    SHARED-OTHER    01    -      40,973  -
WISCONSIN ENERGY CORP        COMMON              976657106    36,050      978,300  SH    -    SHARED-OTHER    01    -     978,300  -
                                                           2,180,830